SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 15. SHARE-BASED COMPENSATION

During 2024, 2023 and 2022, no stock-based compensation expenses were incurred and recognized.

There were no capitalized stock-based compensation costs at December 31, 2024 and 2023. There was no recognized stock-based compensation tax benefit for the years ended December 31, 2024, 2023 and 2022, as our Company recognized a full valuation allowance on net deferred tax assets as of December 31, 2024 and 2023.

(a) Overview of Stock-Based Compensation Plans

Summarized below are the stock-based compensation plans pursuant to which awards have been granted as of December 31, 2024.

2004 Employee Share Option Plan

At the June 2004 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2004 Employee Share Option Plan (the “2004 Plan”) under which up to 1.4 million ordinary shares of our Company have been reserved for issuance. All employees, officers, directors, supervisors, advisors, and consultants of our Company are eligible to participate in the 2004 Plan. The 2004 Plan is administered by a committee designated by the board of directors. The committee as plan administrator has complete discretion to determine the exercise price for the option grants, the eligible individuals who are to receive option grants, the time or times when options grants are to be made, the number of shares subject to grant and the vesting schedule. The maximum contractual term for the options under the 2004 Plan is 10 years. The Company is no longer issuing securities pursuant to, and no awards remain outstanding under this plan.

2006 Equity Incentive Plan

At the June 2006 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2006 Equity Incentive Plan (the “2006 Plan”) under which up to 200 thousand ordinary shares of our Company have been reserved for issuance. The 2006 Plan is administered by a committee designated by the board of directors. The committee as plan administrator has complete discretion to determine the grant of awards under the 2006 Plan. The maximum contractual term for the options under the 2006 Plan is 10 years. The Company is no longer issuing securities pursuant to, and no awards remain outstanding under this plan.

2007 Equity Incentive Plan

At the June 2007 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2007 Equity Incentive Plan (the “2007 Plan”) under which up to 400 thousand ordinary shares of our Company have been reserved for issuance. The 2007 Plan is administered by a committee designated by the board of directors. The committee as plan administrator has complete discretion to determine the grant of awards under the 2007 Plan. The maximum contractual term for the options under the 2007 Plan is 10 years.

Summarized below are the general terms of our stock-based compensation plans, for which awards have been granted as of December 31, 2024.

Stock-Based compensation plan	Granted awards		Vesting schedule	Options’ exercise price	RSUs’ grant date fair value
2007 Plan	675,057	(1)	immediately upon granting to four years	$2.90~$90.85	$12.35~$76.75

(1)
The granted awards, net of forfeited or canceled options or shares, were within reserved shares of 400 thousand ordinary shares.

Options and RSUs generally vest over the schedule described above. Certain RSUs provide for accelerated vesting if there is a change in control. All options and RSUs are expected to be settled by issuing new shares.

(b) Options

In 2024, 2023 and 2022, no options were exercised for each year.

Our Company uses the Black-Scholes option-pricing model to estimate the fair value of stock options granted to employees on the grant date. No options were granted to employees during 2024, 2023 and 2022.

Option transactions during the last three years are summarized as follows:

	2024				2023		2022
	Weighted Avg. Exercise Price	No. of Shares (in thousands)	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)	Weighted Avg. Exercise Price	No. of Shares (in thousands)	Weighted Avg. Exercise Price	No. of Shares (in thousands)
Balance at January 1	$6.56	29			$6.38	33	$6.13	37
Options granted	—	—			—	—	—	—
Options exercised	—	—			—	—	—	—
Options Forfeited / canceled / expired	7.15	(25)			5.05	(4)	4.05	(4)
Balance at December 31	$2.90	4	2.34	$—	$6.56	29	$6.38	33
Exercisable at December 31	$2.90	4	2.34	$—	$6.56	29	$6.38	33
Vested and expected to vest at December 31	$2.90	4	2.34	$—	$6.56	29	$6.38	33

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between GigaMedia’s closing stock price on the last trading day of 2024 and the exercise price of an option, multiplied by the number of in-the-money options) that would have been received by the option holders had they exercised their options on December 31, 2024. This amount changes based on the fair market value of GigaMedia’s stock.

As of December 31, 2024, there was no unrecognized compensation cost related to non-vested options.

The following table sets forth information about stock options outstanding at December 31, 2024:

Options outstanding			Option currently exercisable
Exercise price	No. of Shares (in thousands)	Weighted average remaining contractual life	Exercise price	No. of Shares (in thousands)
Under $5	4	2.34 years	Under $5	4
$5~$50	—	—	$5~$50	—
$50~$100	—	—	$50~$100	—
	4			4